Additional information from continuing operations on the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Additional information from continuing operations on the consolidated statements of cash flows [Text Block]

25. Additional information from continuing operations on the consolidated statements of cash flows

	2022	2021
	$	$

Interests received measured using the effective rate method	5,689	2,118
Interests paid on long-term debt	14,578	16,420
Income taxes paid	1,150	1,231

Changes in non-cash working capital items
Increase in amounts receivable	(4,844)	(57)
Increase in other current assets	(76)	(275)
Increase (decrease) in accounts payable and accrued liabilities	1,689	(5,081)
	(3,231)	(5,413)